Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 19, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Amortization of intangible assets and liabilities, net	$ 935	$ 1,109
Acquisition price of Enresur			$ 2,092